Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Raw materials and supplies	$ 38	$ 38
Work in progress	351	43
Finished goods	24	24
Provision for impairment	(24)	(24)
Inventory current	389	81
Non-current assets:
Raw materials and supplies	589	589
Finished goods	12	12
Provision for impairment of raw materials and supplies	$ (601)	$ (601)